TANGIBLE FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
TANGIBLE FIXED ASSETS
Schedule of property plant and equipment

	Mining	Data
	Machinery	Centres	Equipment	Total
Group	$’000	$’000	$’000	$’000
Cost
At 1 January 2023	162,839	8,700	5,414	176,953

Foreign Exchange Movement	108	517	569	1,195
Additions	5,203	—	27	5,230
Transfer to Assets held for sale	—	(2,937)	(1,976)	(4,913)
At 31 December 2023	168,150	6,280	4,034	178,464

Depreciation and impairment
At 1 January 2023	(97,481)	(1,924)	(31)	(99,437)
Foreign exchange movement	—	(38)	(43)	(81)
Depreciation charged during the period	(18,656)	(359)	(1,000)	(20,015)
Impairment in asset	(855)	—	—	(855)
Transfer to Assets held for sale	—	784	868	1,652
At 31 December 2023	(116,992)	(1,537)	(206)	(118,736)

Carrying amount
At 1 January 2023	65,358	6,775	5,383	77,516
At 31 December 2023	51,158	4,743	3,828	59,728

	Mining	Assets under	Data
	Machines	construction	Centres	Equipment	Total
Group	$’000	$’000	$’000	$’000	$’000
Cost
At 1 January 2022	70,539	73,924	7,900	5,313	157,676

Foreign exchange movement	3,310	8,787	701	—	12,797
Additions	162,315	—	99	103	162,518
Transfers to another class – cost	—	(82,711)	82,711	—	—
Disposals	(73,325)	—	(82,711)	(2)	(156,038)
At 31 December 2022	162,839	—	8,700	5,414	176,953

Depreciation and impairment
At 1 January 2022	(22,316)	—	(364)	—	(22,680)
Foreign exchange movement	(1,047)	—	(17)	—	(1,064)
Depreciation charged	(19,955)	—	(8,286)	(31)	(28,273)
Impairment in asset	(54,163)	—	(271)	—	(54,434)
Transfer to another class	—	—	7,014	—	7,014
At 30 December 2022	(97,481)	—	(1,924)	(31)	(99,437)

Carrying amount
At 1 January 2022	48,223	73,924	7,536	5,313	134,966
At 31 December 2022	65,358	—	6,775	5,383	77,516

DPN LLC Inc
TANGIBLE FIXED ASSETS
Schedule of asset acquisitions

Consideration at 8 March 2022

$’000
Share based payment	4,355
Contingent consideration to be settled in shares	10,710
Total	15,065

Allocated as follows

$’000
Tangible fixed assets (Asset under construction)	15,065
Total	15,065